Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 980	$ 795	$ 893	$ 875
Provision for credit losses
Originations	3	1	10	7
Maturities	(12)	(9)	(29)	(26)
Changes in risk, parameters and exposures	163	136	478	220
Write-offs	(164)	(132)	(465)	(370)
Recoveries	47	43	131	127
Exchange rate and other		1	(1)	2
Balance at end of period	1,017	835	1,017	835
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	199	169	177	233
Provision for credit losses
Transfers to Stage 1	120	99	409	374
Transfers to Stage 2	(31)	(21)	(73)	(72)
Transfers to Stage 3		(1)	(1)	(2)
Originations	3	1	10	7
Maturities	(3)	(1)	(5)	(4)
Changes in risk, parameters and exposures	(92)	(71)	(320)	(362)
Exchange rate and other			(1)	1
Balance at end of period	196	175	196	175
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	781	626	716	642
Provision for credit losses
Transfers to Stage 1	(120)	(99)	(409)	(374)
Transfers to Stage 2	31	21	73	72
Transfers to Stage 3	(103)	(87)	(295)	(238)
Maturities	(9)	(8)	(24)	(22)
Changes in risk, parameters and exposures	241	207	760	580
Balance at end of period	821	660	821	660
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	103	88	296	240
Changes in risk, parameters and exposures	14		38	2
Write-offs	(164)	(132)	(465)	(370)
Recoveries	$ 47	43	$ 131	127
Exchange rate and other		$ 1		$ 1